Nature of Business and Operations - Summary of Elements of Business Combination to the Consolidated Statement of Cash Flows (Details) - Jaws Acquisition Corp [Member] $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Schedule Of Elements Of Business Combination To The Consolidated Statement Of Cash Flow [Line Items]
Cash	$ 690,705
Less: transaction costs and advisory fees paid	(88,745)
Less: Distribution to PCIH shareholders	(466,598)
Net Business Combination and PIPE financing	935,362
Plus: Non-cash net assets assumed	96
Plus: Accrued transaction costs	8,860
Less: Capitalized transaction costs	(8,167)
Less: Warrant liability assumed	(163,058)
Net contributions from Business Combination and PIPE financing	773,093
PIPE Financing
Schedule Of Elements Of Business Combination To The Consolidated Statement Of Cash Flow [Line Items]
Cash	$ 800,000